ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Accrued Liabilities [Abstract]
Accrued interest		$ 549,909	$ 529,015
Other accruals		42,712	25,819
Total	$ 622,620	$ 592,621	$ 554,834